Schedule of geographical location (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total non-current assets	kr 3,000,878	kr 1,392,407	kr 1,501,694
Sweden country [member]
IfrsStatementLineItems [Line Items]
Total non-current assets		459,502	488,830
United state country [member]
IfrsStatementLineItems [Line Items]
Total non-current assets		623,046	834,603
Germany country [member]
IfrsStatementLineItems [Line Items]
Total non-current assets		169,704	78,608
All other countries [member]
IfrsStatementLineItems [Line Items]
Total non-current assets		kr 140,154	kr 99,653